Note 3 - Going Concern (Details Textual) - USD ($)	3 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Retained Earnings (Accumulated Deficit)	$ (60,068,008)	$ (55,679,562)	$ (43,552,494)
Cash and Cash Equivalents, at Carrying Value	2,096,672	276,464	$ 3,345,928
Working Capital	3,145,708	$ 1,687,880
Proceeds from Issuance or Sale of Equity	3,675,000
Scenario, Adjustment [Member]
Retained Earnings (Accumulated Deficit)	$ (60,068,000)